Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 23, 2016
Document Creation Date	dei_DocumentCreationDate	Jul. 22, 2016